Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments
Unrealized gains (losses) on trading securities	$ 49	$ (12)	$ (7)
Total short term investments, amortized cost	1,236	1,269
Total short term investments, fair value	1,277	1,254
Available-for-sale securities
Investments
Amortized Cost		81
Fair Value		81
Money market funds
Investments
Amortized Cost		81
Fair Value		81
Money market funds | Denominated in other foreign currencies
Investments
Fair Value	1	3
Trading securities
Investments
Amortized Cost	1,236	1,188
Fair Value	1,277	1,173
Domestic equity securities
Investments
Amortized Cost	444	475
Fair Value	482	466
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries
Investments
Amortized Cost	437	452
Fair Value	437	450
Foreign equity securities
Investments
Amortized Cost	198	120
Fair Value	199	120
Foreign equity securities | Denominated in foreign currencies
Investments
Fair Value	91	80
Foreign equity securities | Denominated in Euros
Investments
Fair Value	35	25
Foreign equity securities | Denominated in Japanese Yen
Investments
Fair Value	20	20
Foreign equity securities | Denominated in British pounds
Investments
Fair Value	16	15
Foreign equity securities | Denominated in Swiss Franc
Investments
Fair Value	6	7
Foreign equity securities | Denominated in other foreign currencies
Investments
Fair Value	14	13
High yield securities
Investments
Amortized Cost	114	108
Fair Value	115	104
Collateralized loan obligation
Investments
Amortized Cost	25	10
Fair Value	26	10
Money market funds held in trading accounts
Investments
Amortized Cost	13	22
Fair Value	13	22
Other trading investments
Investments
Amortized Cost	5	1
Fair Value	5	$ 1
Morocco | Grain trading and poultry business
Investments
Cost method investment ownership percentage		12.00%
Amount invested under cost method		$ 18
Other non-current assets
Investments
Cost method investments	$ 28	$ 20